NET INCOME (LOSS) PER SHARE (Schedule of Computation of Basic and Diluted Net Income Per Share) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Numerator:
Net income (loss) attributable to UTStarcom Holdings Corp.	$ 290	$ (27,158)	$ (30,264)
Denominator:
Weighted average shares outstanding - Basic	35,806	37,003	37,380
Potentially dilutive common stock equivalents-stock options and restricted stock (in shares)	596
Weighted average shares outstanding-Diluted	36,402	37,003	37,380
Net Income (loss) per share attributable to UTStarcom Holdings Corp. - Basic	$ 0.01	$ (0.74)	$ (0.81)
Net income (loss) per share attributable to UTStarcom Holdings Corp.-Diluted	$ 0.01	$ (0.74)	$ (0.81)
Potential dilutive ordinary shares	1,400	0	0